Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended
	Sep. 29, 2013	Dec. 29, 2013	Jun. 29, 2014 Successor [Member]	Jun. 29, 2014 Successor [Member]	Jun. 30, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Dec. 29, 2013 New Castle And Its Affiliates [Member]	Dec. 29, 2013 New Castle Investment Group, Inc. [Member]	Jun. 29, 2014 Fortress and its affiliates [Member]
Related Party Transaction [Line Items]
Percentage of the Company's outstanding common stock owned by							84.60%	84.60%	1.50%
Commercial printing revenue for a related party		$ 117	$ 100	$ 178	$ 0	$ 0
Percent of GateHouse's gross equity used to calculate the annual management fee	1.50%	1.50%		1.50%
Annual management fee		1,100		1,100
Maximum annual management fee		1,200		1,200
Percentage of the Company's outstanding warrants owned by									39.60%
Management fee that was accrued for			1,464	2,229
Incentive compensation			0	0
Paid management fee			$ 1,741	$ 1,741
Registration Rights Agreement Terms				The Company entered into a registration rights agreement with Omega Advisors, Inc. and its affiliates (collectively, “Omega”). Under the terms of the registration rights agreement, subject to customary exceptions and limitations, New Media is required to use commercially reasonable efforts to file a registration statement (the “Registration Statement”) providing for the registration and sale by Omega of its New Media Common Stock acquired pursuant to the Plan (the “Registrable Securities”) as soon as reasonably practicable, but not prior to the earlier of (i) 120 days following the Effective Date and (ii) 14 days after the required financials are completed in the ordinary course of business. During the first 12 months following the Listing, subject to customary exceptions and limitations, Omega may request one demand right with respect to some or all of the Registrable Securities under the Registration Statement (the “Demand Registration”).
Shelf Registration Rights				Omega may only exercise its right to request the Demand Registration and any Shelf Registrations if the Registrable Securities eligible to be sold pursuant to such Registration Statement or Shelf Registration are at least 3% of the then-outstanding New Media Common Stock.